Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 15, 2018	Jun. 01, 2017
Commitments and Contingencies
Contingent purchase price paid		$ 2,371	$ 2,470
Write off of accumulated foreign currency impacts	$ 33,819
Publons
Commitments and Contingencies
Additional payments to acquire business		9,500			$ 9,500
Contingent purchase price paid		2,371	2,470
Estimated fair value of contingent consideration	2,960	3,100	2,960
Kopernio
Commitments and Contingencies
Additional payments to acquire business		3,500		$ 3,500
TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	4,115	8,000	4,115
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	1,600	3,100	1,600
Other non-current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	$ 1,360	$ 0	$ 1,360